Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,343,183	$ 129,541
Trade accounts receivable	1,831,129	443,229
Other receivables	194,160	65,259
Inventories	611,039	647,879
Prepaid expenses	216,500	107,799
Due from related companies	1,059,884	980,952
Total current assets	7,255,895	2,374,659
Long-term assets
Vessels, net	35,168,249	6,238,768
Restricted cash	300,000	0
Total assets	42,724,144	8,613,427
Current liabilities
Long-term bank loan, current portion	1,516,677	0
Trade accounts payable	802,229	1,510,281
Accrued expenses	518,797	710,587
Deferred revenues	1,440,012	153,791
Total current liabilities	4,277,715	2,374,659
Long-term liabilities
Long-term bank loan, net of current portion	18,346,134	0
Total long-term liabilities	18,346,134	0
Total liabilities	22,623,849	2,374,659
Shareholders' equity
Common stock (par value $0.01, 100,000,000 shares authorized, 0 and 2,816,615 issued and outstanding, respectively	28,166	0
Additional paid-in capital	6,496,682	0
Net former parent investment	0	6,238,768
Retained earnings	13,575,447	0
Total shareholders' equity	20,100,295	6,238,768
Total liabilities and shareholders' equity	$ 42,724,144	$ 8,613,427